Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Treasury stock	4,783,135	1,202,191
Common Shares - Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	40,021,988	40,021,988
Common stock, issued	40,021,988	40,021,988
Common stock, outstanding	40,021,988	40,021,988
Common Shares - Class B
Common stock, par value	$ 0.05	$ 0.05
Common stock, authorized	63,234,625	41,066,298
Common stock, issued	47,622,689	28,824,086
Common stock, outstanding	42,839,554	27,621,895